Organization (Details 2)	Dec. 31, 2012 State property sqft	Dec. 31, 2012 Discontinued operations property	Apr. 24, 2009 CWH property
Organization
Number of properties owned	84	2	29
Number of states in which owned properties located	32
Rentable area of properties (in square feet)	10,200,000